Fair Value Measurements (Tables)	12 Months Ended
May 31, 2011
Fair Value Measurements [Abstract]
Schedule of assets and liabilities included in our Consolidated Balance Sheets that are recognized at fair value on a recurring basis, and indicates the fair value heirarchy utilized to determine such fair value
(in millions)	May 31, 2011
	Total	Level 1	Level 2	Level 3
Assets
Foreign currency derivatives	$19.1	$0.3	$18.8	$-
Commodity derivatives	1.5	-	1.5	-
Freight derivatives	3.5	-	-	3.5
Total assets at fair value	$24.1	$0.3	$20.3	$3.5
Liabilities
Foreign currency derivatives	$4.3	$1.4	$2.9	$-
Commodity derivatives	6.6	-	6.6	-
Freight derivatives	0.9	-	-	0.9
Total liabilities at fair value	$11.8	$1.4	$9.5	$0.9

Schedule of carrying amounts and estimated fair values of our financial instruments

The carrying amounts and estimated fair values of our financial instruments are as follows:

	May 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	Amount	Value	Amount	Value
Cash and cash equivalents	$3,906.4	$3,906.4	$2,523.0	$2,523.0
Accounts receivable	926.0	926.0	614.8	614.8
Accounts payable trade	941.1	941.1	566.7	566.7
Short-term debt	23.6	23.6	83.1	83.1
Long-term debt, including current portion	809.3	881.5	1,260.8	1,352.7